General information and organization	6 Months Ended
Jun. 30, 2026
General Information Organization And Basis Of Preparation [Abstract]
General information and organization

1.	General information and organization

1.1.	General information
Tencent Music Entertainment Group (the “Company” or “TME”), formerly known as China Music Corporation (“CMC”), was incorporated under the laws of the Cayman Islands on June 6, 2012 as an exempted company with limited liability under the Companies Law (2010 Revision) of the Cayman Islands. The registered office in the Cayman Islands is located at the office of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman,
KY1-1104,
Cayman Islands. The Company is controlled by Tencent Holdings Limited (“Tencent”), a company incorporated in the Cayman Islands with limited liability whose shares are listed on the Main Board of the Stock Exchange of Hong Kong Limited (“Hong Kong Stock Exchange”). The Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since December 12, 2018. The Company’s Class A ordinary shares have been listed, by way of introduction, on the Hong Kong Stock Exchange since September 15, 2022. Each ADS of the Company represents two ordinary shares, remain primarily listed and traded on the New York Stock Exchange(“NYSE”). The Class A ordinary shares listed on the Main Board of the Hong Kong Stock Exchange are fully fungible with the ADSs listed on the NYSE.
The Company, its subsidiaries, its controlled structured entities (“Variable interest entities”, or “VIE”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in operating all-in-one music and audio platforms to provide music streaming, offline concerts, artist merchandise and other IP-centric experiences in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs in the PRC.
In July 2016, Tencent acquired control of the Company through a series of transactions, pursuant to which Tencent injected substantially all of its online music business in the Mainland China (“Tencent Music Business”) into the Company in exchange for certain number of shares issued by the Company (“Merger”). Upon the completion of such transactions, the Company became a subsidiary of Tencent and was renamed to its current name in December 2016. The Merger was accounted for as a reverse acquisition under which Tencent Music Business is regarded as the acquirer, and accordingly this Interim Financial Information have been presented as a continuation of the financial statements of Tencent Music Business.
The condensed consolidated interim financial information comprises the consolidated balance sheet as at June 30, 2026, the related condensed consolidated income statement, the condensed consolidated statement of comprehensive income, the condensed consolidated statement of changes in equity and the condensed consolidated statement of cash flows for the six months then ended, and a summary of significant accounting policies and other explanatory notes (the “Interim Financial Information”). The Interim Financial Information is presented in Renminbi (“RMB”), unless otherwise stated. The Interim Financial Information has not been audited.

1.2.	Significant events and transactions in the current reporting period
The Group completed the acquisition of entire equity interest of Ximalaya Inc. (“Ximalaya”) on May 18, 2026. Please refer to Note 25 Business Combinations for further details.